Fees Summary	Mar. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 923,000.00
Previously Paid Amount	0.00
Total Fee Amount	141.31
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 141.31
Narrative - Max Aggregate Offering Price	$ 923,000.00
Final Prospectus	true